Note 6 - Financial Results	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
6	Financial results

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2019	2018	2017

Interest Income	48,061	42,244	51,525
Net result on changes in FV of financial assets at FVPL	(64)	(2,388)	(3,920)
Finance income (*)	47,997	39,856	47,605
Finance cost	(43,381)	(36,942)	(27,072)
Net foreign exchange transactions results (**)	27,868	28,845	(48,955)
Foreign exchange derivatives contracts results (***)	(11,616)	6,576	(8,996)
Other	(1,585)	(1,035)	14,392
Other financial results	14,667	34,386	(43,559)
Net financial results	19,283	37,300	(23,026)
From discontinued operations	-	-	9
	19,283	37,300	(23,017)

(*) Finance Income:

In
2019
and
2018
includes
$7.6
and
$3.6
million of interest related to instruments carried at FVPL, respectively.

(**)
Net foreign exchange transactions results:

In
2019
mainly includes the result from the Argentine peso depreciation against the U.S. dollar on Peso denominated financial, trade, social and fiscal payables and receivables at Argentine subsidiaries with functional currency U.S. dollar.
In
2018
mainly includes the result from the Argentine peso depreciation against the U.S. dollar on Peso denominated financial, trade, social and fiscal payables and receivables at Argentine subsidiaries with functional currency U.S. dollar, together with the positive impact from Euro depreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. Dollar, largely offset by an increase in currency translation adjustment reserve from our Italian subsidiary.
In
2017
mainly includes the negative impact from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. Dollar, largely offset by an increase in currency translation adjustment reserve from our Italian subsidiary.

(***)
Foreign exchange derivatives contracts results:

In
2019
includes mainly losses on derivatives covering net payables in Argentine peso and in Euros and net receivables in Canadian dollar.
In
2018
includes mainly gain on derivatives covering net receivables in Canadian dollar.
In
2017
includes mainly losses on derivatives covering net receivables in Brazilian real and Canadian dollar and net payables in Argentine peso, partially offset by gains on derivatives covering net payables in Euro.